                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4165
                                  ----------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:   9-30
                        --------------------------------------------------------

Date of reporting period:  12-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 81.9%
      $  1,000,000  STRIPS - COUPON,
                    3.44%, 5/15/09                                  $    894,406
            59,000  TIGR, 3.77%, 5/15/09                                  52,465
         5,106,000  TR, 3.93%, 5/15/09                                 4,540,480
        16,367,000  CATS, 4.98%, 8/15/09                              14,382,665
         1,400,000  Federal Judiciary, 3.47%, 8/15/09                  1,231,839
         1,000,000  STRIPS - COUPON,
                    3.47%, 8/15/09                                       884,402
            13,000  TIGR, 2.95%, 8/15/09                                   7,030
           149,500  TIGR, 2.95%, 8/15/09                                  80,846
           534,000  REFCORP STRIPS - COUPON,
                    3.65%, 10/15/09                                      468,553
         1,237,000  CATS, 6.31%, 11/15/09                              1,074,918
         3,500,000  STRIPS - COUPON, 4.90%,
                    11/15/09                                           3,062,801
        27,500,000  STRIPS - PRINCIPAL, 6.10%,
                    11/15/09                                          24,068,249
           715,000  REFCORP STRIPS - COUPON,
                    3.63%, 1/15/10                                       620,661
         2,500,000  STRIPS - COUPON, 4.47%,
                    2/15/10                                            2,164,435
        22,500,000  STRIPS - PRINCIPAL, 4.51%,
                    2/15/10                                           19,450,215
         1,228,000  REFCORP STRIPS - COUPON,
                    7.16%, 4/15/10                                     1,053,408
         4,787,000  STRIPS - COUPON, 5.13%,
                    5/15/10                                            4,094,206
           577,000  STRIPS - COUPON, 9.24%,
                    8/15/10                                              488,499
         4,000,000  STRIPS - PRINCIPAL, 4.19%,
                    8/15/10                                            3,380,488
         8,000,000  STRIPS - PRINCIPAL, 4.61%,
                    8/15/10                                            6,760,976
         3,136,000  REFCORP STRIPS - COUPON,
                    6.53%, 10/15/10                                    2,630,646
         3,839,000  STRIPS - COUPON, 8.40%,
                    11/15/10                                           3,213,032
        19,361,000  REFCORP STRIPS - COUPON,
                    6.28%, 1/15/11                                    16,064,054
           507,000  Federal Judiciary, 4.38%, 2/15/11                    416,621
        17,310,000  STRIPS - COUPON, 9.03%,
                    2/15/11                                           14,339,292
         5,000,000  STRIPS - PRINCIPAL, 4.41%,
                    2/15/11                                            4,131,915
         1,850,000  REFCORP STRIPS - COUPON,
                    8.14%, 4/15/11                                     1,523,656
         2,500,000  STRIPS - COUPON, 6.65%,
                    5/15/11                                            2,059,735
         7,138,000  REFCORP STRIPS - COUPON,
                    4.98%, 7/15/11                                     5,798,290
        12,715,000  STRIPS - COUPON, 6.50%,
                    8/15/11                                           10,290,415
        29,287,000  REFCORP STRIPS - COUPON,
                    4.80%, 10/15/11                                   23,738,051
         3,000,000  STRIPS - COUPON, 4.12%,
                    11/15/11                                           2,444,187
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           175,411,436
(Cost $169,292,767)                                               --------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 17.9%
         5,000,000  FHLB, 4.76%, 10/19/09                              4,339,769
         3,555,000  FHLMC STRIPS - COUPON,
                    4.44%, 1/15/10                                     3,062,295
         3,244,000  FICO STRIPS - COUPON, 4.27%,
                    4/6/10                                             2,763,603
         4,460,000  FICO STRIPS - COUPON, 6.02%,
                    5/11/10                                            3,780,457
         2,805,000  FICO STRIPS - COUPON, 6.09%,
                    5/30/10                                            2,371,900
         3,750,000  FHLMC STRIPS - COUPON,
                    4.95%, 7/15/10                                     3,153,754
         1,231,000  FHLMC STRIPS - COUPON,
                    4.16%, 9/15/10                                     1,027,560
         2,800,000  FICO STRIPS - COUPON, 4.42%,
                    10/6/10                                            2,330,174
         7,000,000  FICO STRIPS - COUPON, 6.11%,
                    11/11/10                                           5,797,861
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                    1,974,940
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                    3,652,104
         2,973,000  FICO STRIPS - COUPON, 4.77%,
                    12/6/10                                            2,454,747
         1,845,000  FHLMC STRIPS - COUPON,
                    4.71%, 1/15/11                                     1,516,138
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     38,225,302
(Cost $37,941,015)                                                --------------

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  213,636,738
                                                                 ---------------
(COST $207,233,782)

OTHER ASSETS AND LIABILITIES - 0.2%                                      524,118
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $214,160,856
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 207,233,782
                                                                 ===============
Gross tax appreciation of investments                             $   7,232,597
Gross tax depreciation of investments                                  (829,641)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   6,402,956
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 87.7%
           $51,000  Federal Judiciary, 4.94%,
                    2/15/14                                        $     36,128
         1,000,000  STRIPS - COUPON, 4.57%,
                    2/15/14                                             718,297
         1,404,000  REFCORP STRIPS - COUPON,
                    4.55%, 4/15/14                                      994,851
         6,250,000  STRIPS - COUPON, 4.41%,
                    5/15/14                                           4,434,325
           184,000  REFCORP STRIPS - COUPON,
                    4.82%, 10/15/14                                     127,076
         1,000,000  STRIPS - COUPON, 4.89%,
                    11/15/14                                            692,102
        14,810,000  REFCORP STRIPS - COUPON,
                    6.72%, 1/15/15                                   10,098,139
         5,485,000  Federal Judiciary, 4.78%, 2/15/15                 3,693,029
         8,850,000  STRIPS - COUPON, 6.92%, 2/15/15                   6,053,940
        27,560,000  REFCORP STRIPS - COUPON,
                    8.09%, 4/15/15                                   18,551,821
           408,000  STRIPS - COUPON, 9.17%, 5/15/15                     275,628
        28,469,000  REFCORP STRIPS - COUPON,
                    8.17%, 7/15/15                                   18,923,117
         9,203,000  STRIPS - COUPON, 8.82%,
                    8/15/15                                           6,144,788
        25,598,000  REFCORP STRIPS - COUPON,
                    8.23%, 10/15/15                                  16,776,596
        17,981,000  STRIPS - COUPON, 7.89%,
                    11/15/15                                         11,835,202
         9,000,000  STRIPS - PRINCIPAL, 4.82%,
                    11/15/15                                          5,934,132
         4,159,000  REFCORP STRIPS - COUPON,
                    5.15%, 1/15/16                                    2,688,240
            10,000  Federal Judiciary, 5.42%, 2/15/16                     6,384
        17,650,000  STRIPS - COUPON, 6.77%,
                    2/15/16                                          11,471,000
        16,700,000  STRIPS - COUPON, 6.36%,
                    5/15/16                                          10,726,160
        28,091,000  REFCORP STRIPS - COUPON,
                    8.23%, 7/15/16                                   17,696,628
         1,000,000  STRIPS - COUPON, 4.91%,
                    8/15/16                                             633,553
        28,742,000  REFCORP STRIPS - COUPON,
                    7.63%, 10/15/16                                  17,865,941
        17,000,000  STRIPS - COUPON, 4.80%,
                    11/15/16                                         10,633,177
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          177,010,254
(Cost $147,819,015)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 12.5%
         3,821,000  FICO STRIPS - COUPON, 5.08%,
                    5/30/14                                           2,649,512
         5,000,000  FHLMC STRIPS - COUPON,
                    4.94%, 11/24/14                                   3,380,049
           180,000  FICO STRIPS - COUPON,
                    5.00%, 11/30/14                                     121,581
         7,681,000  FICO STRIPS - COUPON,
                    6.78%, 2/8/15                                     5,139,788
         3,038,000  FICO STRIPS - COUPON,
                    4.98%, 4/6/15                                     2,015,807
         1,017,000  FICO STRIPS - COUPON,
                    5.76%, 4/6/15                                       674,811
         3,750,000  FHLMC STRIPS - COUPON,
                    5.88%, 7/15/15                                    2,453,614
            52,000  FICO STRIPS - COUPON,
                    5.47%, 11/2/15                                       33,450
         2,000,000  FICO STRIPS - COUPON,
                    5.77%, 11/11/15                                   1,284,624
         5,125,000  FICO STRIPS - COUPON,
                    4.70%, 12/27/15                                   3,269,217
         5,000,000  FICO STRIPS - COUPON,
                    6.42%, 6/6/16                                     3,116,870
           190,000  FICO STRIPS - COUPON,
                    5.16%, 12/6/15                                      121,579
         1,500,000  FHLMC STRIPS - COUPON,
                    5.45%, 1/15/16                                      954,281
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    25,215,183
(Cost $21,971,473)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           325,000  FHLB Discount Notes, 4.80%,
                    1/2/07(2)                                           325,000
                                                                 ---------------
(Cost $324,957)

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.4%                                202,550,437
                                                                 ---------------
(COST $170,115,445)

OTHER ASSETS AND LIABILITIES - (0.4)%                                  (809,184)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 201,741,253
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                    $170,282,652
                                                                 ===============
Gross tax appreciation of investments                              $ 32,585,305
Gross tax depreciation of investments                                  (317,520)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                    $  32,267,785
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 96.7%
       $18,000,000  REFCORP STRIPS - COUPON,
                    6.36%, 1/15/19                                $   9,878,548
           306,000  Federal Judiciary, 5.27%, 2/15/19                   165,793
         2,000,000  STRIPS - COUPON, 5.07%, 2/15/19                   1,109,546
           258,000  REFCORP STRIPS - COUPON,
                    6.21%, 4/15/19                                      139,503
         1,000,000  STRIPS - COUPON, 5.26%, 5/15/19                     547,412
           314,000  Federal Judiciary, 5.69%, 8/15/19                   165,677
         1,000,000  STRIPS - COUPON, 5.26%, 8/15/19                     540,787
           630,000  REFCORP STRIPS - COUPON,
                    5.00%, 10/15/19                                     331,815
         3,500,000  STRIPS - COUPON, 5.68%,
                    11/15/19                                          1,867,502
        19,674,000  REFCORP STRIPS - COUPON,
                    8.52%, 1/15/20                                   10,220,053
         3,500,000  STRIPS - COUPON, 8.03%,
                    2/15/20                                           1,842,495
        27,299,000  REFCORP STRIPS - COUPON,
                    6.10%, 4/15/20                                   13,973,758
           396,000  AID (Israel), 5.91%, 5/15/20                        199,229
        15,188,000  STRIPS - COUPON, 5.99%,
                    5/15/20                                           7,877,651
         4,000,000  STRIPS - PRINCIPAL, 5.61%,
                    5/15/20                                           2,082,840
        37,918,000  REFCORP STRIPS - COUPON,
                    8.20%, 7/15/20                                   19,132,777
        53,144,000  REFCORP STRIPS - PRINCIPAL,
                    6.15%, 7/15/20                                   26,922,005
           115,000  Federal Judiciary, 6.19%, 8/15/20                    57,299
        21,135,000  STRIPS - COUPON, 5.875%,
                    8/15/20                                          10,814,103
         4,000,000  STRIPS - PRINCIPAL, 6.21%,
                    8/15/20                                           2,054,852
        33,091,000  REFCORP STRIPS - COUPON,
                    6.47%, 10/15/20                                  16,465,453
         3,000,000  REFCORP STRIPS - PRINCIPAL,
                    6.64%, 10/15/20                                   1,499,445
        22,907,000  STRIPS - COUPON, 7.36%,
                    11/15/20                                         11,561,873
        36,789,000  REFCORP STRIPS - COUPON,
                    7.17%, 1/15/21                                   18,066,968
        23,535,000  REFCORP STRIPS - PRINCIPAL,
                    5.82%, 1/15/21                                   11,608,215
           110,000  Federal Judiciary, 5.75%,
                    2/15/21                                              53,351
        10,000,000  STRIPS - COUPON, 6.17%,
                    2/15/21                                           4,985,500
         3,000,000  STRIPS - COUPON, 8.30%,
                    5/15/21                                           1,475,265
         2,000,000  STRIPS - PRINCIPAL, 5.85%,
                    5/15/21                                             987,656
         5,000,000  STRIPS - PRINCIPAL, 5.81%,
                    8/15/21                                           2,439,020
         2,000,000  STRIPS - COUPON, 5.30%,
                    11/15/21                                            959,522
        10,000,000  STRIPS - PRINCIPAL, 5.46%,
                    11/15/21                                          4,811,550
                                                                 ---------------

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS                                                     184,837,463
(Cost $152,020,090)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) - 3.9%
           535,000  FICO STRIPS - COUPON, 5.81%,
                    4/5/19                                              285,596
            11,000  TVA STRIPS - COUPON, 5.66%,
                    5/1/19                                                5,733
           708,000  FICO STRIPS - COUPON, 5.43%,
                    9/26/19                                             367,080
             9,000  TVA STRIPS - COUPON, 5.70%,
                    11/1/19                                               4,563
         6,250,000  FHLMC STRIPS - COUPON, 6.30%,
                    1/15/20                                           3,185,369
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                     3,648,135
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     7,496,476
(Cost $6,838,384)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.6%                                192,333,939
                                                                 ---------------
(COST $158,858,474)

OTHER ASSETS AND LIABILITIES - (0.6)%                                (1,089,648)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 191,244,291
                                                                  ==============

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 158,858,474
                                                                  ==============
Gross tax appreciation of investments                             $  33,478,537
Gross tax depreciation of investments                                    (3,072)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  33,475,465
                                                                  ==============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 96.9%
        $4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                                 $  1,961,743
        19,000,000  STRIPS - COUPON, 5.13%,
                    2/15/24                                           8,170,456
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                      649,258
        12,500,000  STRIPS - COUPON, 4.97%,
                    5/15/24                                           5,300,475
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                      380,403
        13,000,000  STRIPS - COUPON, 5.49%,
                    8/15/24                                           5,444,855
        13,184,000  REFCORP STRIPS - COUPON,
                    7.30%, 10/15/24                                   5,348,933
        42,600,000  STRIPS - COUPON, 5.03%,
                    11/15/24                                         17,623,450
         1,600,000  STRIPS - PRINCIPAL, 7.26%,
                    11/15/24                                            665,386
        18,050,000  REFCORP STRIPS - COUPON,
                    6.76%, 1/15/25                                    7,240,920
        56,400,000  STRIPS - COUPON, 4.98%,
                    2/15/25                                          23,086,944
        10,500,000  STRIPS - PRINCIPAL, 5.51%,
                    2/15/25                                           4,305,704
        23,013,000  REFCORP STRIPS - COUPON,
                    6.56%, 4/15/25                                    9,123,228
        55,175,000  STRIPS - COUPON, 5.29%,
                    5/15/25                                          22,308,908
        13,556,000  REFCORP STRIPS - COUPON,
                    6.44%, 7/15/25                                    5,307,770
        64,000,000  STRIPS - COUPON, 5.00%,
                    8/15/25                                          25,560,191
        21,850,000  STRIPS - PRINCIPAL, 5.34%,
                    8/15/25                                           8,774,108
        23,493,000  REFCORP STRIPS - COUPON,
                    6.57%, 10/15/25                                   9,096,114
        58,170,000  STRIPS - COUPON, 5.19%,
                    11/15/25                                         22,989,657
        34,380,000  REFCORP STRIPS - COUPON,
                    6.61%, 1/15/26                                   13,139,486
        46,299,000  STRIPS - COUPON, 5.10%,
                    2/15/26                                          18,040,729
        17,000,000  STRIPS - PRINCIPAL, 4.88%,
                    2/15/26                                           6,673,792
        57,941,000  REFCORP STRIPS - COUPON,
                    5.93%, 4/15/26                                   21,884,663
        44,991,000  STRIPS - COUPON, 4.98%,
                    5/15/26                                          17,349,114
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                   11,858,558
        40,600,000  STRIPS - COUPON, 5.09%,
                    8/15/26                                          15,464,540
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                   4,333,839
         5,000,000  STRIPS - COUPON, 5.75%,
                    11/15/26                                          1,884,875
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS                                                     293,968,099
(Cost $269,259,150)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 2.5%
         4,664,000  FNMA STRIPS - COUPON, 5.73%,
                    1/15/24                                           1,916,069
            10,000  FNMA STRIPS - COUPON, 6.14%,
                    4/8/24                                                4,005
         1,000,000  TVA STRIPS - COUPON, 6.58%,
                    5/1/24                                              394,567
         5,345,000  FNMA STRIPS - COUPON, 5.94%,
                    3/23/25                                           2,036,302
         1,838,000  FNMA STRIPS - COUPON, 5.11%,
                    5/15/25                                             704,355
           841,000  FNMA STRIPS - COUPON, 5.10%,
                    1/15/26                                             311,436
         1,092,000  TVA STRIPS - COUPON, 6.12%,
                    11/1/25                                             398,346
         2,376,000  TVA STRIPS - PRINCIPAL, 6.50%,
                    11/1/25                                             868,984
         2,913,000  FNMA STRIPS - COUPON, 5.28%,
                    11/15/25                                          1,089,549
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     7,723,613
(Cost $7,153,956)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
         2,288,000  FHLB Discount Notes,
                    4.80%, 1/2/07(2)                                  2,288,000
                                                                 ---------------
(Cost $2,287,695)

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.2%                                303,979,712
                                                                 ---------------
(COST $278,700,801)

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (592,218)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 303,387,494
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 280,605,995
                                                                 ===============
Gross tax appreciation of investments                             $  23,654,221
Gross tax depreciation of investments                                  (280,504)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  23,373,717
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

         /s/ William M. Lyons
By:      ----------------------------------------
         Name:  William M. Lyons
         Title: President

Date:    February 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      ----------------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    February 28, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    February 28, 2007